SHARE-BASED PAYMENTS (Details) - Employee Share Purchase Plan	3 Months Ended
Mar. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-Based Payment Arrangement, Commencement Period	8 years
Share-Based Payment Arrangement, Commencement Percentage	0.25%
Share-Based Payment Arrangement, Shares Available	7,500,000
Share-Based Payment Arrangement, Maximum Shares Issuable	18,750,000